Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

The exchange rates as of June 30, 2026, and 2025, and for the years ended June 30, 2026, 2025 and 2024 are as follows:

	As of June 30,		For the years ended June 30,
	2026	2025	2026	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profits/ Loss	Profits/ Loss	Profits/ Loss
RMB:1 US$*	6.8109	7.1586	7.0034	7.1839	7.1326

Schedule of Property and Equipment

Property and equipment and construction in progress consist of the following:

	As of June 30,
Category	2026	2025
Office Building	$6,101,463	$-
Office Building – Renovation costs	430,501	-
Motor Vehicles	31,548	-
Furniture and fixtures	14,687	14,015
Office equipment	202	151
Construction in progress	-	5,805,109
Subtotal	$6,578,401	$5,819,275
Less: accumulated depreciation	(215,409)	(10,073)
Total	$6,362,992	$5,809,202

Schedule of Estimated Useful Lives	Estimated useful lives for depreciable assets are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Office Building	30 years
Office Building – Renovation costs	10 years
Furniture and fixtures	3 years
Motor vehicles	4 years
Office equipment	3 years

Schedule of Intangible Assets Useful Life

Intangible assets consist primarily of computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method. Amortization expense were $450, $396 and $265 for the years ended June 30, 2026, 2025 and 2024, respectively. As of June 30, 2026 and 2025, the accumulated amortization of intangible assets were $1,111 and $661, respectively.

Category	Estimated useful lives
Computer software	15 years

Schedule of Disaggregated Revenue

The following table summarized disaggregated revenues for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
Digital promotion services	$14,281,489	96	$25,895,399	87	$37,844,632	73
Sales of goods and other services	279,742	2	-	-	-	-
Risk assessment services	184,956	1	3,412,131	12	8,660,684	17
Value-added bundled benefits	110,642	1	367,004	1	5,094,790	0
Total	$14,856,829	100	$29,674,534	100	$51,600,106	100

Schedule of Concentration and Risks

Customers from whom individually represent greater than 10% of total revenues of the Company for the years ended June 30, 2026, 2025 and 2024 are as follows.

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount		%
Customer A	$10,352,378	69.7	$11,258,384	37.9	$	*	*

*	Indicates below 10%.

Customers from whom individually represent greater than 10% of total balance of accounts receivable of the Company as of June 30, 2026 and 2025 are as follows.

	June 30, 2026		June 30, 2025
	Amount	%	Amount	%
Customer B	$482	99.4	$95,744	42.2
Customer C	*	*	37,412	16.5

*	Indicates below 10%.

Suppliers from whom individually represent greater than 10% of total purchases of the Company for the years ended June 30, 2026, 2025 and 2024 are as follows.

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount		%
Supplier A	$10,267,239	68.7	$7,480,933	25.4	$	*	*
Supplier B	2,179,026	14.6	5,366,830	18.3		*	*
Supplier C	*	*	3,388,554	11.5		*	*
Supplier D	*	*	*	*		11,751,509	23.1
Supplier E	*	*	*	*		6,312,976	12.4

*	Indicates below 10%.

Suppliers from whom individually represent greater than 10% of total balance of accounts payable of the Company as of June 30, 2026 and 2025 are as follows.

	June 30, 2026			June 30, 2025
	Amount		%	Amount	%
Supplier B	$	*	*	$139,692	69.4
Supplier F		73,412	100.0	*	*
Supplier G		*	*	52,442	26.0

*	Indicates below 10%.

Suppliers from whom individually represent greater than 10% of total balance of advance to suppliers of the Company as of June 30, 2026 and 2025 are as follows.

	June 30, 2026		June 30, 2025
	Amount	%	Amount	%
Supplier A	$2,644,755	85.6	$2,765,345	76.1
Supplier B	*	*	856,960	23.6

*	Indicates below 10%.